Eaton Vance
Focused Value Opportunities Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	51,722	$ 5,044,964
		$ 5,044,964
Banks — 6.7%
Bank of America Corp.	163,788	$ 7,227,964
Wells Fargo & Co.	111,757	8,357,189
		$ 15,585,153
Biotechnology — 4.5%
AbbVie, Inc.	34,801	$ 6,476,814
Neurocrine Biosciences, Inc.(1)	31,472	3,871,686
		$ 10,348,500
Broadline Retail — 2.1%
Amazon.com, Inc.(1)	24,036	$ 4,927,620
		$ 4,927,620
Building Products — 2.8%
Johnson Controls International PLC	64,155	$ 6,503,392
		$ 6,503,392
Capital Markets — 6.4%
Charles Schwab Corp.	90,561	$ 8,000,159
Goldman Sachs Group, Inc.	11,548	6,933,996
		$ 14,934,155
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc.(1)	35,951	$ 4,070,013
		$ 4,070,013
Containers & Packaging — 3.5%
Ball Corp.	151,640	$ 8,124,871
		$ 8,124,871
Electric Utilities — 3.2%
NextEra Energy, Inc.	103,873	$ 7,337,589
		$ 7,337,589
Electrical Equipment — 2.7%
Emerson Electric Co.	52,618	$ 6,281,537
		$ 6,281,537
Security	Shares	Value
Energy Equipment & Services — 2.4%
Baker Hughes Co.	148,857	$ 5,515,152
		$ 5,515,152
Food Products — 1.7%
Hershey Co.	24,093	$ 3,871,504
		$ 3,871,504
Health Care Equipment & Supplies — 5.6%
Abbott Laboratories	51,763	$ 6,914,502
Boston Scientific Corp.(1)	58,881	6,197,814
		$ 13,112,316
Hotels, Restaurants & Leisure — 3.2%
McDonald's Corp.	24,045	$ 7,546,523
		$ 7,546,523
Household Durables — 2.2%
Meritage Homes Corp.	80,469	$ 5,118,633
		$ 5,118,633
Household Products — 2.2%
Clorox Co.	38,696	$ 5,103,229
		$ 5,103,229
Industrial Conglomerates — 2.7%
3M Co.	42,647	$ 6,326,682
		$ 6,326,682
Industrial REITs — 2.0%
First Industrial Realty Trust, Inc.	93,294	$ 4,611,522
		$ 4,611,522
Insurance — 11.8%
American International Group, Inc.	80,889	$ 6,846,445
Reinsurance Group of America, Inc.	37,129	7,547,955
Ryan Specialty Holdings, Inc.	81,825	5,856,215
Travelers Cos., Inc.	25,879	7,134,840
		$ 27,385,455
Interactive Media & Services — 2.3%
Alphabet, Inc., Class A	31,147	$ 5,349,186
		$ 5,349,186

Eaton Vance
Focused Value Opportunities Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products — 1.5%
Hasbro, Inc.	52,927	$ 3,530,760
		$ 3,530,760
Life Sciences Tools & Services — 2.1%
Mettler-Toledo International, Inc.(1)	4,238	$ 4,897,094
		$ 4,897,094
Metals & Mining — 2.1%
Steel Dynamics, Inc.	40,329	$ 4,963,290
		$ 4,963,290
Multi-Utilities — 2.5%
CMS Energy Corp.	83,800	$ 5,885,274
		$ 5,885,274
Oil, Gas & Consumable Fuels — 3.2%
EQT Corp.	81,995	$ 4,520,384
Hess Corp.	22,889	3,025,697
		$ 7,546,081
Pharmaceuticals — 2.2%
Zoetis, Inc.	30,193	$ 5,091,446
		$ 5,091,446
Professional Services — 2.6%
Robert Half, Inc.	129,783	$ 5,942,764
		$ 5,942,764
Residential REITs — 2.3%
Mid-America Apartment Communities, Inc.	33,845	$ 5,301,819
		$ 5,301,819
Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	234,472	$ 4,583,928
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	71,153	$ 6,721,112
		$ 11,305,040
Specialty Retail — 2.6%
Lowe's Cos., Inc.	26,403	$ 5,959,949
		$ 5,959,949
Total Common Stocks (identified cost $196,802,622)		$227,521,513

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(2)	4,740,522	$ 4,740,522
Total Short-Term Investments (identified cost $4,740,522)		$ 4,740,522
Total Investments — 99.9% (identified cost $201,543,144)		$232,262,035
Other Assets, Less Liabilities — 0.1%		$ 137,452
Net Assets — 100.0%		$232,399,487
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

Eaton Vance
Focused Value Opportunities Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2025.
Affiliated Investments
At May 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,740,522, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,801,555	$30,125,725	$(32,186,758)	$ —	$ —	$4,740,522	$46,959	4,740,522
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$227,521,513*	$ —	$ —	$227,521,513
Short-Term Investments	4,740,522	—	—	4,740,522
Total Investments	$232,262,035	$ —	$ —	$232,262,035
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
3